Transactions With Related Parties	12 Months Ended
Dec. 31, 2013
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 16: TRANSACTIONS WITH RELATED PARTIES
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings. The $40,000 facility has a margin of LIBOR plus 300 bps and a pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of December 31, 2013, there was no outstanding amount under this facility, as it was fully repaid on March 4, 2013. As of December 31, 2012 and 2011, the outstanding amount under this facility was $35,000 and $40,000, respectively, and was included under loans due to related parties. For the years ended December 31, 2013, 2012 and 2011, interest expense in relation to this facility amounted to $199, $1,164 and $710, respectively, and was included under interest expense and finance cost, net in the statement of operations. Accrued interest as of December 31, 2013 and 2012 was $0 and $1, respectively.
Management fees: Pursuant to a Management Agreement dated May 28, 2010, Navios Tankers Management Inc. (the “Manager”), a subsidiary of Navios Holdings, provides for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6 per owned MR2 product tanker and chemical tanker vessel and $7 per owned LR1 product tanker vessel and $10 per VLCC tanker vessel for the first two years. On May 4, 2012, Navios Acquisition amended its existing Management Agreement with the Manager, to fix the fees for ship management services of its owned fleet at current rates for two additional years, through May 28, 2014. This daily fee covers all of the vessels' operating expenses, other than certain fees and costs. During the remaining one year of the term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses are fixed for the first four years under these agreements for up to $300 per LR1 and MR2 product tanker vessel and will be reimbursed at cost for VLCC vessels.
Commencing as of March 30, 2012, Navios Acquisition may, upon request to the Manager, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Agreement to a later date, but not later than January 5, 2015, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition could, upon request, reimburse the Manager partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Agreement at a later date, but not later than December 31, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Total management fees for each of the year ended December 31, 2013, 2012 and 2011 amounted to $71,392, $47,043 and $35,679, respectively.
General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with the Manager, expiring on May 28, 2015, pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For the years ended December 31, 2013, 2012 and 2011 the administrative services rendered by the Manager amounted to $3,476, $2,110 and $1,527, respectively.
Balance due to related parties: Amounts due to related parties as of December 31, 2013 and December 31, 2012 was $7,992 and $85,516, respectively, of which the current account payable to Navios Holdings and its subsidiaries was $2,848 and $27,815, respectively, and the long term payable was $5,144 and $57,701, respectively. The balance mainly consisted of management fees administrative fees, drydocking costs and other expenses. Navios Acquisition paid an amount of $22,948 to Navios Holdings within the year. This represents payment made towards a payable to Navios Holdings in relation to newbuilding expenses which were initially paid by Navios Holdings on behalf of Navios Acquisition. Such amounts were previously disclosed as "non-cash items" in relation to acquisition of vessels. The amount paid is included in Financing Activities under "Payment to related party".
Omnibus agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Maritime Partners L.P. (“Navios Partners”) in connection with the closing of Navios Acquisition's vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
Revolving Loans to Navios Europe: Navios Holdings, Navios Acquisition and Navios Partners will make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans”).  See Note 9 for the Investment in Navios Europe and respective ownership interests. The Navios Revolving Loans earn a 12.7% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of December 31, 2013, Navios Acquisition's portion of the outstanding amount relating to portion of the investment in Navios Europe (47.5% of the $10,000) is $4,750, under caption “Investment in affiliates” and the outstanding amount relating to the Navios revolving loans capital is $2,660, under caption “Loan receivable from affiliates.”  As of December 31, 2013, the amount undrawn from the revolving facility was $18,500, of which Navios Acquisition is committed to fund $8,788